Shareholder Report, Holdings (Details)	May 31, 2024
C000006857 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000006857 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006857 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006857 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	38.20%
C000006857 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006857 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006857 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006857 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006857 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006857 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006857 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006857 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006857 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006857 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006857 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006857 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000006857 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006857 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006857 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006857 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006857 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006857 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006857 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006857 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006857 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006857 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	39.70%
C000006857 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006857 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006860 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000006860 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006860 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006860 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	38.20%
C000006860 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006860 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006860 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006860 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006860 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006860 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006860 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006860 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006860 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006860 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006860 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006860 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000006860 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006860 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006860 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006860 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006860 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006860 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006860 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006860 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006860 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006860 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	39.70%
C000006860 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006860 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006863 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000006863 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006863 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006863 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	38.20%
C000006863 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006863 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006863 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006863 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006863 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006863 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006863 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006863 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006863 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006863 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006863 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006863 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000006863 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006863 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006863 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006863 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006863 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006863 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006863 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006863 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006863 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006863 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	39.70%
C000006863 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006863 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006905 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006905 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006905 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006905 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000006905 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006905 [Member] | Vale S A ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006905 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006905 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006905 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006905 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006905 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000006905 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	14.50%
C000006905 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006905 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	26.40%
C000006905 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006905 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006905 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006905 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	14.80%
C000006905 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006905 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	14.10%
C000006905 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	97.90%
C000006905 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006907 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006907 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006907 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006907 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000006907 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006907 [Member] | Vale S A ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006907 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006907 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006907 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006907 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006907 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000006907 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	14.50%
C000006907 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006907 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	26.40%
C000006907 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006907 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006907 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006907 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	14.80%
C000006907 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006907 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	14.10%
C000006907 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	97.90%
C000006907 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006924 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000006924 [Member] | International Stock Funds Portfolio actual allocation [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
C000006924 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006924 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006924 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006924 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000006924 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	27.70%
C000006924 [Member] | International Stock Funds Portfolio target allocation [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000006924 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006924 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006930 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000006930 [Member] | International Stock Funds Portfolio actual allocation [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
C000006930 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006930 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006930 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006930 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000006930 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	27.70%
C000006930 [Member] | International Stock Funds Portfolio target allocation [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000006930 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006930 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006942 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006942 [Member] | AIB Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006942 [Member] | CaixaBank S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006942 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006942 [Member] | Resona Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006942 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006942 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006942 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006942 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006942 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006942 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000006942 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006942 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006942 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006942 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006942 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.00%
C000006942 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006942 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	17.40%
C000006942 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006942 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.90%
C000006942 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	97.10%
C000006942 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000034484 [Member] | Heineken N V [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000034484 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000034484 [Member] | Amadeus IT Group S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000034484 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000034484 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000034484 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000034484 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000034484 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000034484 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000034484 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000034484 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
C000034484 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	10.20%
C000034484 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.00%
C000034484 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.50%
C000034484 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.20%
C000034484 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.60%
C000034484 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	17.00%
C000034484 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.50%
C000034484 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.30%
C000034484 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.60%
C000034484 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000034484 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000142782 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
C000142782 [Member] | Downside Hedge [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)	[1]
C000142782 [Member] | Limited Maturity U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
C000142782 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[1],[2]
C000142782 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%	[3]
C000142782 [Member] | Net Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%	[1]
C000142782 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%	[3]
C000142782 [Member] | Standard And Poors 500 Index Option 4200 00 PUT DEC 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)	[4]
C000142782 [Member] | MFS Institutional International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%	[3]
C000142782 [Member] | Mini Russell 1000 Value Index Future JUN 21 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.30%)	[4]
C000142782 [Member] | Net Equivalent Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%	[1]
C000142782 [Member] | Standard And Poors 500 Index Option 4200 00 PUT SEP 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)	[4]
C000142782 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.30%	[1],[5]
C000142782 [Member] | Standard And Poors Index Option PUT [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)	[1]
C000142782 [Member] | Mini Russell 1000 Growth Future JUN 21 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(20.70%)	[4]
C000142782 [Member] | Standard And Poors 500 Index Option 4700 00 PUT SEP 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[4]
C000142782 [Member] | Mini MSCI EAFE Index Future JUN 21 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.70%)	[4]
C000142782 [Member] | Standard And Poors 500 Index Option 4400 00 PUT DEC 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[4]
C000160020 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000160020 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000160020 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160020 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000160020 [Member] | Alphabet Inc C [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000160020 [Member] | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160020 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000160020 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000160020 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000160020 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160020 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000160020 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160020 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000160020 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000160020 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	44.00%
C000160020 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000160020 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000160020 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000160020 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000160020 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000160020 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000160020 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000160020 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000160035 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160035 [Member] | e l f Beauty Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160035 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160035 [Member] | Skechers USA Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160035 [Member] | Verint Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160035 [Member] | Prestige Consumer Healthcare Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160035 [Member] | SLM Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160035 [Member] | APi Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160035 [Member] | Organon And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160035 [Member] | TaskUs Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160035 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160035 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000160035 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000160035 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160035 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000160035 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000160035 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000160035 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000160035 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000160035 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000160035 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160035 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000160035 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000160037 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160037 [Member] | e l f Beauty Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160037 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160037 [Member] | Skechers USA Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160037 [Member] | Verint Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160037 [Member] | Prestige Consumer Healthcare Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160037 [Member] | SLM Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160037 [Member] | APi Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160037 [Member] | Organon And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160037 [Member] | TaskUs Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160037 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160037 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000160037 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000160037 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160037 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000160037 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000160037 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000160037 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000160037 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000160037 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000160037 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160037 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000160037 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000172720 [Member] | Equitable Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172720 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172720 [Member] | Hartford Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172720 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172720 [Member] | Corebridge Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172720 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172720 [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172720 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172720 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000172720 [Member] | Verisk Analytics Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172720 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000172720 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000172720 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000172720 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000172720 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000172720 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000172720 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000172720 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000172720 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172720 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000172720 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000172720 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000172720 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000172722 [Member] | Equitable Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172722 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172722 [Member] | Hartford Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172722 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172722 [Member] | Corebridge Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172722 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172722 [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172722 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172722 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000172722 [Member] | Verisk Analytics Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172722 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000172722 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000172722 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000172722 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000172722 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000172722 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000172722 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000172722 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000172722 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172722 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000172722 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000172722 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000172722 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006845 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
C000006845 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006845 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006845 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006845 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006845 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006845 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000006845 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006845 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006845 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000006845 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006845 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006845 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006845 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006845 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006845 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000006845 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006845 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006845 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.50%
C000006845 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006850 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
C000006850 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006850 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006850 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006850 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006850 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006850 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000006850 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006850 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006850 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000006850 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006850 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006850 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006850 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006850 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006850 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000006850 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006850 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006850 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.50%
C000006850 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006893 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006893 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006893 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	58.60%
C000006893 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006893 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006893 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006893 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006893 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006893 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006893 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006893 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006893 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006893 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006893 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006893 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006893 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000006893 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006893 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006893 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006893 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006893 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006893 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006893 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006893 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006893 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%
C000006893 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000006893 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006894 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006894 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006894 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	58.60%
C000006894 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006894 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006894 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006894 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006894 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006894 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006894 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006894 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006894 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006894 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006894 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006894 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006894 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000006894 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006894 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006894 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006894 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006894 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006894 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006894 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006894 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006894 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%
C000006894 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000006894 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006917 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000006917 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006917 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006917 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000006917 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006917 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006917 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006917 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006917 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006917 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006917 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006917 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006917 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006917 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006917 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000006917 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006917 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000006917 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006917 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000006917 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006917 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006917 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006917 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006917 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000006917 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006917 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	50.70%
C000006917 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006918 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000006918 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006918 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006918 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000006918 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006918 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006918 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006918 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006918 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006918 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006918 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006918 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006918 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006918 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006918 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000006918 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006918 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000006918 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006918 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000006918 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006918 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006918 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006918 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006918 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000006918 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006918 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	50.70%
C000006918 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006939 [Member] | Heineken N V [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006939 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006939 [Member] | Amadeus IT Group S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006939 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006939 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006939 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006939 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006939 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006939 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006939 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006939 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
C000006939 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	10.20%
C000006939 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006939 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.50%
C000006939 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006939 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.60%
C000006939 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	17.00%
C000006939 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.50%
C000006939 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.30%
C000006939 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.60%
C000006939 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000006939 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000034485 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000034485 [Member] | AIB Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000034485 [Member] | CaixaBank S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000034485 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000034485 [Member] | Resona Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000034485 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000034485 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000034485 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000034485 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000034485 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000034485 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000034485 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.10%
C000034485 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.90%
C000034485 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	10.10%
C000034485 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000034485 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.00%
C000034485 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.30%
C000034485 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	17.40%
C000034485 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.20%
C000034485 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.90%
C000034485 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	97.10%
C000034485 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000071437 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000071437 [Member] | AIB Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071437 [Member] | CaixaBank S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000071437 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071437 [Member] | Resona Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000071437 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000071437 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071437 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000071437 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000071437 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000071437 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000071437 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.10%
C000071437 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.90%
C000071437 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	10.10%
C000071437 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000071437 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.00%
C000071437 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.30%
C000071437 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	17.40%
C000071437 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.20%
C000071437 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.90%
C000071437 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	97.10%
C000071437 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160027 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000160027 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000160027 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160027 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000160027 [Member] | Alphabet Inc C [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000160027 [Member] | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160027 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000160027 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000160027 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000160027 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160027 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000160027 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160027 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000160027 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000160027 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	44.00%
C000160027 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000160027 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000160027 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000160027 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000160027 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000160027 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000160027 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000160027 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000160028 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000160028 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000160028 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160028 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000160028 [Member] | Alphabet Inc C [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000160028 [Member] | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160028 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000160028 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000160028 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000160028 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160028 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000160028 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160028 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000160028 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000160028 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	44.00%
C000160028 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000160028 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000160028 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000160028 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000160028 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000160028 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000160028 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000160028 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000160042 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160042 [Member] | Eaton Corp PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160042 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000160042 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160042 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160042 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160042 [Member] | Berkshire Hathaway Inc B [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160042 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160042 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000160042 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160042 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000160042 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000160042 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000160042 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000160042 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000160042 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000160042 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160042 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000160042 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000160042 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000160042 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000160042 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000160042 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160045 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160045 [Member] | Eaton Corp PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160045 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000160045 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160045 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160045 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160045 [Member] | Berkshire Hathaway Inc B [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160045 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160045 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000160045 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160045 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000160045 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000160045 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000160045 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000160045 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000160045 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000160045 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160045 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000160045 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000160045 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000160045 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000160045 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000160045 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160046 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160046 [Member] | Eaton Corp PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160046 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000160046 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160046 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160046 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160046 [Member] | Berkshire Hathaway Inc B [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160046 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160046 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000160046 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160046 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000160046 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000160046 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000160046 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000160046 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000160046 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000160046 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160046 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000160046 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000160046 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000160046 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000160046 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000160046 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000195683 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000195683 [Member] | International Stock Funds Portfolio actual allocation [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
C000195683 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000195683 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000195683 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000195683 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000195683 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	27.70%
C000195683 [Member] | International Stock Funds Portfolio target allocation [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000195683 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000195683 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000220110 [Member] | Glencore PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000220110 [Member] | Henkel AG And Co KGaA [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220110 [Member] | Eni S p A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000220110 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000220110 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000220110 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000220110 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000220110 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000220110 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220110 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000220110 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000220110 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.00%
C000220110 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	3.90%
C000220110 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.20%
C000220110 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.80%
C000220110 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	23.90%
C000220110 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.80%
C000220110 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.10%
C000220110 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.60%
C000220110 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	16.20%
C000220110 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	96.80%
C000220110 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000220113 [Member] | Glencore PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000220113 [Member] | Henkel AG And Co KGaA [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220113 [Member] | Eni S p A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000220113 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000220113 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000220113 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000220113 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000220113 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000220113 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220113 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000220113 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000220113 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.00%
C000220113 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	3.90%
C000220113 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.20%
C000220113 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.80%
C000220113 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	23.90%
C000220113 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.80%
C000220113 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.10%
C000220113 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.60%
C000220113 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	16.20%
C000220113 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	96.80%
C000220113 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006856 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000006856 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006856 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006856 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	38.20%
C000006856 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006856 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006856 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006856 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006856 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006856 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006856 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006856 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006856 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006856 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006856 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006856 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000006856 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006856 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006856 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006856 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006856 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006856 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006856 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006856 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006856 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006856 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	39.70%
C000006856 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006856 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006899 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006899 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006899 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	58.60%
C000006899 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006899 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006899 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006899 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006899 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006899 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006899 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006899 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006899 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006899 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006899 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006899 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006899 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000006899 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006899 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006899 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006899 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006899 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006899 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006899 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006899 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006899 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%
C000006899 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000006899 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006923 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000006923 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006923 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006923 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000006923 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006923 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006923 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006923 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006923 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006923 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006923 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006923 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006923 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006923 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006923 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000006923 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006923 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000006923 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006923 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000006923 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006923 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006923 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006923 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006923 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000006923 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006923 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	50.70%
C000006923 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006933 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000006933 [Member] | International Stock Funds Portfolio actual allocation [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
C000006933 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006933 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006933 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006933 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000006933 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	27.70%
C000006933 [Member] | International Stock Funds Portfolio target allocation [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000006933 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006933 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000071428 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000071428 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000071428 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000071428 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000071428 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000071428 [Member] | Vale S A ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000071428 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000071428 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000071428 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000071428 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000071428 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000071428 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	14.50%
C000071428 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.10%
C000071428 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	26.40%
C000071428 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.30%
C000071428 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000071428 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	6.90%
C000071428 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	14.80%
C000071428 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.80%
C000071428 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	14.10%
C000071428 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	97.90%
C000071428 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000071433 [Member] | Heineken N V [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000071433 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000071433 [Member] | Amadeus IT Group S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000071433 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000071433 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000071433 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000071433 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000071433 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000071433 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000071433 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000071433 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
C000071433 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	10.20%
C000071433 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.00%
C000071433 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.50%
C000071433 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.20%
C000071433 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.60%
C000071433 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	17.00%
C000071433 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.50%
C000071433 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.30%
C000071433 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.60%
C000071433 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000071433 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000071434 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000071434 [Member] | AIB Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071434 [Member] | CaixaBank S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000071434 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071434 [Member] | Resona Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000071434 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000071434 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071434 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000071434 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000071434 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000071434 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000071434 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.10%
C000071434 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.90%
C000071434 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	10.10%
C000071434 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000071434 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.00%
C000071434 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.30%
C000071434 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	17.40%
C000071434 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.20%
C000071434 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.90%
C000071434 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	97.10%
C000071434 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000142777 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[6]
C000142777 [Member] | Downside Hedge [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)	[6]
C000142777 [Member] | Limited Maturity U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[6]
C000142777 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[6],[7]
C000142777 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%	[8]
C000142777 [Member] | Net Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%	[6]
C000142777 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%	[8]
C000142777 [Member] | Standard And Poors 500 Index Option 4200 00 PUT DEC 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)	[9]
C000142777 [Member] | MFS Institutional International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%	[8]
C000142777 [Member] | Mini Russell 1000 Value Index Future JUN 21 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.30%)	[9]
C000142777 [Member] | Net Equivalent Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%	[6]
C000142777 [Member] | Standard And Poors 500 Index Option 4200 00 PUT SEP 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)	[9]
C000142777 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.30%	[6],[10]
C000142777 [Member] | Standard And Poors Index Option PUT [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)	[6]
C000142777 [Member] | Mini Russell 1000 Growth Future JUN 21 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(20.70%)	[9]
C000142777 [Member] | Standard And Poors 500 Index Option 4700 00 PUT SEP 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[9]
C000142777 [Member] | Mini MSCI EAFE Index Future JUN 21 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.70%)	[9]
C000142777 [Member] | Standard And Poors 500 Index Option 4400 00 PUT DEC 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[9]
C000160024 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000160024 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000160024 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160024 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000160024 [Member] | Alphabet Inc C [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000160024 [Member] | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160024 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000160024 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000160024 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000160024 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160024 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000160024 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160024 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000160024 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000160024 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	44.00%
C000160024 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000160024 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000160024 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000160024 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000160024 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000160024 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000160024 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000160024 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000160031 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160031 [Member] | e l f Beauty Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160031 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160031 [Member] | Skechers USA Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160031 [Member] | Verint Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160031 [Member] | Prestige Consumer Healthcare Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160031 [Member] | SLM Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160031 [Member] | APi Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160031 [Member] | Organon And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160031 [Member] | TaskUs Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160031 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160031 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000160031 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000160031 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160031 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000160031 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000160031 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000160031 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000160031 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000160031 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000160031 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160031 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000160031 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000160038 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160038 [Member] | Eaton Corp PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160038 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000160038 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160038 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160038 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160038 [Member] | Berkshire Hathaway Inc B [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160038 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160038 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000160038 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160038 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000160038 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000160038 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000160038 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000160038 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000160038 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000160038 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160038 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000160038 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000160038 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000160038 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000160038 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000160038 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172717 [Member] | Equitable Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172717 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172717 [Member] | Hartford Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172717 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172717 [Member] | Corebridge Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172717 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172717 [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172717 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172717 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000172717 [Member] | Verisk Analytics Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172717 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000172717 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000172717 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000172717 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000172717 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000172717 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000172717 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000172717 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000172717 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172717 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000172717 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000172717 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000172717 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000220106 [Member] | Glencore PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000220106 [Member] | Henkel AG And Co KGaA [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220106 [Member] | Eni S p A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000220106 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000220106 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000220106 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000220106 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000220106 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000220106 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220106 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000220106 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000220106 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.00%
C000220106 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	3.90%
C000220106 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.20%
C000220106 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.80%
C000220106 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	23.90%
C000220106 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.80%
C000220106 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.10%
C000220106 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.60%
C000220106 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	16.20%
C000220106 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	96.80%
C000220106 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000220109 [Member] | Glencore PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000220109 [Member] | Henkel AG And Co KGaA [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220109 [Member] | Eni S p A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000220109 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000220109 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000220109 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000220109 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000220109 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000220109 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220109 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000220109 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000220109 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.00%
C000220109 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	3.90%
C000220109 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.20%
C000220109 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.80%
C000220109 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	23.90%
C000220109 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.80%
C000220109 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.10%
C000220109 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.60%
C000220109 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	16.20%
C000220109 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	96.80%
C000220109 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000231059 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000231059 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000231059 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000231059 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	38.20%
C000231059 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000231059 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000231059 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000231059 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000231059 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000231059 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000231059 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000231059 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000231059 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000231059 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000231059 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000231059 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000231059 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000231059 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000231059 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000231059 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000231059 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000231059 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000231059 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000231059 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000231059 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000231059 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	39.70%
C000231059 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000231059 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006838 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
C000006838 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006838 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006838 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006838 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006838 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006838 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000006838 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006838 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006838 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000006838 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006838 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006838 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006838 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006838 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006838 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000006838 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006838 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006838 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.50%
C000006838 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006839 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
C000006839 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006839 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006839 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006839 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006839 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006839 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000006839 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006839 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006839 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000006839 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006839 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006839 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006839 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006839 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006839 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000006839 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006839 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006839 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.50%
C000006839 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006844 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
C000006844 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006844 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006844 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006844 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006844 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006844 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000006844 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006844 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006844 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000006844 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006844 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006844 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006844 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006844 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006844 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000006844 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006844 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006844 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.50%
C000006844 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006851 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000006851 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006851 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006851 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	38.20%
C000006851 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006851 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006851 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006851 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006851 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006851 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006851 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006851 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006851 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006851 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006851 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006851 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000006851 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006851 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006851 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006851 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006851 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006851 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006851 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006851 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006851 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006851 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	39.70%
C000006851 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006851 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006912 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000006912 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006912 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006912 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000006912 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006912 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006912 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006912 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006912 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006912 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006912 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006912 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006912 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006912 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006912 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000006912 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006912 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000006912 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006912 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000006912 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006912 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006912 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006912 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006912 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000006912 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006912 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	50.70%
C000006912 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006922 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000006922 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006922 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006922 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000006922 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006922 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006922 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006922 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006922 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006922 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006922 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006922 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006922 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006922 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006922 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000006922 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006922 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000006922 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006922 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000006922 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006922 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006922 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006922 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006922 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000006922 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006922 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	50.70%
C000006922 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006944 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006944 [Member] | AIB Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006944 [Member] | CaixaBank S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006944 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006944 [Member] | Resona Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006944 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006944 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006944 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006944 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006944 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006944 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000006944 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006944 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006944 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006944 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006944 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.00%
C000006944 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006944 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	17.40%
C000006944 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006944 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.90%
C000006944 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	97.10%
C000006944 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000071425 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000071425 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000071425 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000071425 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000071425 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000071425 [Member] | Vale S A ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000071425 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000071425 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000071425 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000071425 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000071425 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000071425 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	14.50%
C000071425 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.10%
C000071425 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	26.40%
C000071425 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.30%
C000071425 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000071425 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	6.90%
C000071425 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	14.80%
C000071425 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.80%
C000071425 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	14.10%
C000071425 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	97.90%
C000071425 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000071427 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000071427 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000071427 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000071427 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000071427 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000071427 [Member] | Vale S A ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000071427 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000071427 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000071427 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000071427 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000071427 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000071427 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	14.50%
C000071427 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.10%
C000071427 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	26.40%
C000071427 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.30%
C000071427 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000071427 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	6.90%
C000071427 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	14.80%
C000071427 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.80%
C000071427 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	14.10%
C000071427 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	97.90%
C000071427 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000071435 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000071435 [Member] | AIB Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071435 [Member] | CaixaBank S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000071435 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071435 [Member] | Resona Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000071435 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000071435 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071435 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000071435 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000071435 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000071435 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000071435 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.10%
C000071435 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.90%
C000071435 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	10.10%
C000071435 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000071435 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.00%
C000071435 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.30%
C000071435 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	17.40%
C000071435 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.20%
C000071435 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.90%
C000071435 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	97.10%
C000071435 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000142778 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[11]
C000142778 [Member] | Downside Hedge [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)	[11]
C000142778 [Member] | Limited Maturity U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[11]
C000142778 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[11],[12]
C000142778 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%	[13]
C000142778 [Member] | Net Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%	[11]
C000142778 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%	[13]
C000142778 [Member] | Standard And Poors 500 Index Option 4200 00 PUT DEC 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)	[14]
C000142778 [Member] | MFS Institutional International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%	[13]
C000142778 [Member] | Mini Russell 1000 Value Index Future JUN 21 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.30%)	[14]
C000142778 [Member] | Net Equivalent Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%	[11]
C000142778 [Member] | Standard And Poors 500 Index Option 4200 00 PUT SEP 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)	[14]
C000142778 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.30%	[11],[15]
C000142778 [Member] | Standard And Poors Index Option PUT [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)	[11]
C000142778 [Member] | Mini Russell 1000 Growth Future JUN 21 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(20.70%)	[14]
C000142778 [Member] | Standard And Poors 500 Index Option 4700 00 PUT SEP 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[14]
C000142778 [Member] | Mini MSCI EAFE Index Future JUN 21 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.70%)	[14]
C000142778 [Member] | Standard And Poors 500 Index Option 4400 00 PUT DEC 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[14]
C000142780 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[16]
C000142780 [Member] | Downside Hedge [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)	[16]
C000142780 [Member] | Limited Maturity U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[16]
C000142780 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[16],[17]
C000142780 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%	[18]
C000142780 [Member] | Net Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%	[16]
C000142780 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%	[18]
C000142780 [Member] | Standard And Poors 500 Index Option 4200 00 PUT DEC 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)	[19]
C000142780 [Member] | MFS Institutional International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%	[18]
C000142780 [Member] | Mini Russell 1000 Value Index Future JUN 21 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.30%)	[19]
C000142780 [Member] | Net Equivalent Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%	[16]
C000142780 [Member] | Standard And Poors 500 Index Option 4200 00 PUT SEP 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)	[19]
C000142780 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.30%	[16],[20]
C000142780 [Member] | Standard And Poors Index Option PUT [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)	[16]
C000142780 [Member] | Mini Russell 1000 Growth Future JUN 21 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(20.70%)	[19]
C000142780 [Member] | Standard And Poors 500 Index Option 4700 00 PUT SEP 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[19]
C000142780 [Member] | Mini MSCI EAFE Index Future JUN 21 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.70%)	[19]
C000142780 [Member] | Standard And Poors 500 Index Option 4400 00 PUT DEC 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[19]
C000160039 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160039 [Member] | Eaton Corp PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160039 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000160039 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160039 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160039 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160039 [Member] | Berkshire Hathaway Inc B [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160039 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160039 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000160039 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160039 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000160039 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000160039 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000160039 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000160039 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000160039 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000160039 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160039 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000160039 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000160039 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000160039 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000160039 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000160039 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160041 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160041 [Member] | Eaton Corp PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160041 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000160041 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160041 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160041 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160041 [Member] | Berkshire Hathaway Inc B [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160041 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160041 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000160041 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160041 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000160041 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000160041 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000160041 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000160041 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000160041 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000160041 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160041 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000160041 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000160041 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000160041 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000160041 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000160041 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172716 [Member] | Equitable Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172716 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172716 [Member] | Hartford Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172716 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172716 [Member] | Corebridge Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172716 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172716 [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172716 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172716 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000172716 [Member] | Verisk Analytics Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172716 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000172716 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000172716 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000172716 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000172716 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000172716 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000172716 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000172716 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000172716 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172716 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000172716 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000172716 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000172716 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000172718 [Member] | Equitable Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172718 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172718 [Member] | Hartford Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172718 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172718 [Member] | Corebridge Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172718 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172718 [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172718 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172718 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000172718 [Member] | Verisk Analytics Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172718 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000172718 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000172718 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000172718 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000172718 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000172718 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000172718 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000172718 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000172718 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172718 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000172718 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000172718 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000172718 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006858 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000006858 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006858 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006858 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	38.20%
C000006858 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006858 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006858 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006858 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006858 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006858 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006858 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006858 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006858 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006858 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006858 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006858 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000006858 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006858 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006858 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006858 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006858 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006858 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006858 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006858 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006858 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006858 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	39.70%
C000006858 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006858 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006862 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000006862 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006862 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006862 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	38.20%
C000006862 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006862 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006862 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006862 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006862 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006862 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006862 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006862 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006862 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006862 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006862 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006862 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000006862 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006862 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006862 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006862 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006862 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006862 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006862 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006862 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006862 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006862 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	39.70%
C000006862 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006862 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006906 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000006906 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006906 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006906 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000006906 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006906 [Member] | Vale S A ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006906 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006906 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006906 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006906 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006906 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000006906 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	14.50%
C000006906 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006906 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	26.40%
C000006906 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006906 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006906 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006906 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	14.80%
C000006906 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006906 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	14.10%
C000006906 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	97.90%
C000006906 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006929 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000006929 [Member] | International Stock Funds Portfolio actual allocation [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
C000006929 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006929 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006929 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006929 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000006929 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	27.70%
C000006929 [Member] | International Stock Funds Portfolio target allocation [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000006929 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006929 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006931 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000006931 [Member] | International Stock Funds Portfolio actual allocation [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
C000006931 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006931 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006931 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006931 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000006931 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	27.70%
C000006931 [Member] | International Stock Funds Portfolio target allocation [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000006931 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006931 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006941 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006941 [Member] | AIB Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006941 [Member] | CaixaBank S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006941 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006941 [Member] | Resona Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006941 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006941 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006941 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006941 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006941 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006941 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000006941 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006941 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006941 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006941 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006941 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.00%
C000006941 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006941 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	17.40%
C000006941 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006941 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.90%
C000006941 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	97.10%
C000006941 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006943 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006943 [Member] | AIB Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006943 [Member] | CaixaBank S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006943 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006943 [Member] | Resona Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006943 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006943 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006943 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006943 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006943 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006943 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000006943 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006943 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006943 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006943 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006943 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.00%
C000006943 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006943 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	17.40%
C000006943 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006943 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.90%
C000006943 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	97.10%
C000006943 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000071424 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000071424 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000071424 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000071424 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000071424 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000071424 [Member] | Vale S A ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000071424 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000071424 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000071424 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000071424 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000071424 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000071424 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	14.50%
C000071424 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.10%
C000071424 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	26.40%
C000071424 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.30%
C000071424 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000071424 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	6.90%
C000071424 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	14.80%
C000071424 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.80%
C000071424 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	14.10%
C000071424 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	97.90%
C000071424 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000142781 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[21]
C000142781 [Member] | Downside Hedge [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)	[21]
C000142781 [Member] | Limited Maturity U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[21]
C000142781 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[21],[22]
C000142781 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%	[23]
C000142781 [Member] | Net Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%	[21]
C000142781 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%	[23]
C000142781 [Member] | Standard And Poors 500 Index Option 4200 00 PUT DEC 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)	[24]
C000142781 [Member] | MFS Institutional International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%	[23]
C000142781 [Member] | Mini Russell 1000 Value Index Future JUN 21 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.30%)	[24]
C000142781 [Member] | Net Equivalent Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%	[21]
C000142781 [Member] | Standard And Poors 500 Index Option 4200 00 PUT SEP 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)	[24]
C000142781 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.30%	[21],[25]
C000142781 [Member] | Standard And Poors Index Option PUT [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)	[21]
C000142781 [Member] | Mini Russell 1000 Growth Future JUN 21 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(20.70%)	[24]
C000142781 [Member] | Standard And Poors 500 Index Option 4700 00 PUT SEP 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[24]
C000142781 [Member] | Mini MSCI EAFE Index Future JUN 21 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.70%)	[24]
C000142781 [Member] | Standard And Poors 500 Index Option 4400 00 PUT DEC 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[24]
C000160034 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160034 [Member] | e l f Beauty Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160034 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160034 [Member] | Skechers USA Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160034 [Member] | Verint Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160034 [Member] | Prestige Consumer Healthcare Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160034 [Member] | SLM Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160034 [Member] | APi Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160034 [Member] | Organon And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160034 [Member] | TaskUs Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160034 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160034 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000160034 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000160034 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160034 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000160034 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000160034 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000160034 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000160034 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000160034 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000160034 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160034 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000160034 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000160036 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160036 [Member] | e l f Beauty Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160036 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160036 [Member] | Skechers USA Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160036 [Member] | Verint Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160036 [Member] | Prestige Consumer Healthcare Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160036 [Member] | SLM Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160036 [Member] | APi Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160036 [Member] | Organon And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160036 [Member] | TaskUs Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160036 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160036 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000160036 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000160036 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160036 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000160036 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000160036 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000160036 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000160036 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000160036 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000160036 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160036 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000160036 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000172719 [Member] | Equitable Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172719 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172719 [Member] | Hartford Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172719 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172719 [Member] | Corebridge Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172719 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172719 [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172719 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172719 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000172719 [Member] | Verisk Analytics Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172719 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000172719 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000172719 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000172719 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000172719 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000172719 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000172719 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000172719 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000172719 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172719 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000172719 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000172719 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000172719 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000172721 [Member] | Equitable Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172721 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172721 [Member] | Hartford Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172721 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172721 [Member] | Corebridge Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172721 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172721 [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172721 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172721 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000172721 [Member] | Verisk Analytics Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172721 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000172721 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000172721 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000172721 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000172721 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000172721 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000172721 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000172721 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000172721 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172721 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000172721 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000172721 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000172721 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000195688 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[26]
C000195688 [Member] | Downside Hedge [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)	[26]
C000195688 [Member] | Limited Maturity U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[26]
C000195688 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[26],[27]
C000195688 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%	[28]
C000195688 [Member] | Net Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%	[26]
C000195688 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%	[28]
C000195688 [Member] | Standard And Poors 500 Index Option 4200 00 PUT DEC 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)	[29]
C000195688 [Member] | MFS Institutional International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%	[28]
C000195688 [Member] | Mini Russell 1000 Value Index Future JUN 21 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.30%)	[29]
C000195688 [Member] | Net Equivalent Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%	[26]
C000195688 [Member] | Standard And Poors 500 Index Option 4200 00 PUT SEP 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)	[29]
C000195688 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.30%	[26],[30]
C000195688 [Member] | Standard And Poors Index Option PUT [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)	[26]
C000195688 [Member] | Mini Russell 1000 Growth Future JUN 21 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(20.70%)	[29]
C000195688 [Member] | Standard And Poors 500 Index Option 4700 00 PUT SEP 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[29]
C000195688 [Member] | Mini MSCI EAFE Index Future JUN 21 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.70%)	[29]
C000195688 [Member] | Standard And Poors 500 Index Option 4400 00 PUT DEC 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[29]
C000006847 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
C000006847 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006847 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006847 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006847 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006847 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006847 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000006847 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006847 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006847 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000006847 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006847 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006847 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006847 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006847 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006847 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000006847 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006847 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006847 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.50%
C000006847 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006849 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
C000006849 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006849 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006849 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006849 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006849 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006849 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000006849 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006849 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006849 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000006849 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006849 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006849 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006849 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006849 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006849 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000006849 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006849 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006849 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.50%
C000006849 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006896 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006896 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006896 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	58.60%
C000006896 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006896 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006896 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006896 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006896 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006896 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006896 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006896 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006896 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006896 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006896 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006896 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006896 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000006896 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006896 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006896 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006896 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006896 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006896 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006896 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006896 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006896 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%
C000006896 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000006896 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006898 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006898 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006898 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	58.60%
C000006898 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006898 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006898 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006898 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006898 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006898 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006898 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006898 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006898 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006898 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006898 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006898 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006898 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000006898 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006898 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006898 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006898 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006898 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006898 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006898 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006898 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006898 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%
C000006898 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000006898 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006911 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000006911 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006911 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006911 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000006911 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006911 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006911 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006911 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006911 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006911 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006911 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006911 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006911 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006911 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006911 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000006911 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006911 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000006911 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006911 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000006911 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006911 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006911 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006911 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006911 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000006911 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006911 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	50.70%
C000006911 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006916 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000006916 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006916 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006916 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000006916 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006916 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006916 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006916 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006916 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006916 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006916 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006916 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006916 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006916 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006916 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000006916 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006916 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000006916 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006916 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000006916 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006916 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006916 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006916 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006916 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000006916 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006916 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	50.70%
C000006916 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006920 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000006920 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006920 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006920 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000006920 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006920 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006920 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006920 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006920 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006920 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006920 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006920 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006920 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006920 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006920 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000006920 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006920 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000006920 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006920 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000006920 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006920 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006920 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006920 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006920 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000006920 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006920 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	50.70%
C000006920 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006937 [Member] | Heineken N V [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006937 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006937 [Member] | Amadeus IT Group S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006937 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006937 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006937 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006937 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006937 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006937 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006937 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006937 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
C000006937 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	10.20%
C000006937 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006937 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.50%
C000006937 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006937 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.60%
C000006937 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	17.00%
C000006937 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.50%
C000006937 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.30%
C000006937 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.60%
C000006937 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000006937 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006938 [Member] | Heineken N V [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006938 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006938 [Member] | Amadeus IT Group S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006938 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006938 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006938 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006938 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006938 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006938 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006938 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006938 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
C000006938 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	10.20%
C000006938 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006938 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.50%
C000006938 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006938 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.60%
C000006938 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	17.00%
C000006938 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.50%
C000006938 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.30%
C000006938 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.60%
C000006938 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000006938 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000142775 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[31]
C000142775 [Member] | Downside Hedge [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)	[31]
C000142775 [Member] | Limited Maturity U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[31]
C000142775 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[31],[32]
C000142775 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%	[33]
C000142775 [Member] | Net Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%	[31]
C000142775 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%	[33]
C000142775 [Member] | Standard And Poors 500 Index Option 4200 00 PUT DEC 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)	[34]
C000142775 [Member] | MFS Institutional International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%	[33]
C000142775 [Member] | Mini Russell 1000 Value Index Future JUN 21 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.30%)	[34]
C000142775 [Member] | Net Equivalent Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%	[31]
C000142775 [Member] | Standard And Poors 500 Index Option 4200 00 PUT SEP 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)	[34]
C000142775 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.30%	[31],[35]
C000142775 [Member] | Standard And Poors Index Option PUT [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)	[31]
C000142775 [Member] | Mini Russell 1000 Growth Future JUN 21 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(20.70%)	[34]
C000142775 [Member] | Standard And Poors 500 Index Option 4700 00 PUT SEP 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[34]
C000142775 [Member] | Mini MSCI EAFE Index Future JUN 21 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.70%)	[34]
C000142775 [Member] | Standard And Poors 500 Index Option 4400 00 PUT DEC 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[34]
C000142776 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[36]
C000142776 [Member] | Downside Hedge [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)	[36]
C000142776 [Member] | Limited Maturity U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[36]
C000142776 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[36],[37]
C000142776 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%	[38]
C000142776 [Member] | Net Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%	[36]
C000142776 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%	[38]
C000142776 [Member] | Standard And Poors 500 Index Option 4200 00 PUT DEC 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)	[39]
C000142776 [Member] | MFS Institutional International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%	[38]
C000142776 [Member] | Mini Russell 1000 Value Index Future JUN 21 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.30%)	[39]
C000142776 [Member] | Net Equivalent Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%	[36]
C000142776 [Member] | Standard And Poors 500 Index Option 4200 00 PUT SEP 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)	[39]
C000142776 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.30%	[36],[40]
C000142776 [Member] | Standard And Poors Index Option PUT [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)	[36]
C000142776 [Member] | Mini Russell 1000 Growth Future JUN 21 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(20.70%)	[39]
C000142776 [Member] | Standard And Poors 500 Index Option 4700 00 PUT SEP 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[39]
C000142776 [Member] | Mini MSCI EAFE Index Future JUN 21 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.70%)	[39]
C000142776 [Member] | Standard And Poors 500 Index Option 4400 00 PUT DEC 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[39]
C000160026 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000160026 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000160026 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160026 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000160026 [Member] | Alphabet Inc C [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000160026 [Member] | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160026 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000160026 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000160026 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000160026 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160026 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000160026 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160026 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000160026 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000160026 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	44.00%
C000160026 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000160026 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000160026 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000160026 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000160026 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000160026 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000160026 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000160026 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000160029 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160029 [Member] | e l f Beauty Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160029 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160029 [Member] | Skechers USA Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160029 [Member] | Verint Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160029 [Member] | Prestige Consumer Healthcare Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160029 [Member] | SLM Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160029 [Member] | APi Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160029 [Member] | Organon And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160029 [Member] | TaskUs Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160029 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160029 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000160029 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000160029 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160029 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000160029 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000160029 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000160029 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000160029 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000160029 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000160029 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160029 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000160029 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000160043 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160043 [Member] | Eaton Corp PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160043 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000160043 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160043 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160043 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160043 [Member] | Berkshire Hathaway Inc B [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160043 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160043 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000160043 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160043 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000160043 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000160043 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000160043 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000160043 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000160043 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000160043 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160043 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000160043 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000160043 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000160043 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000160043 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000160043 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160044 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160044 [Member] | Eaton Corp PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160044 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000160044 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160044 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160044 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160044 [Member] | Berkshire Hathaway Inc B [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160044 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160044 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000160044 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160044 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000160044 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000160044 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000160044 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000160044 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000160044 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000160044 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160044 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000160044 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000160044 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000160044 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000160044 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000160044 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000220107 [Member] | Glencore PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000220107 [Member] | Henkel AG And Co KGaA [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220107 [Member] | Eni S p A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000220107 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000220107 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000220107 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000220107 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000220107 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000220107 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220107 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000220107 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000220107 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.00%
C000220107 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	3.90%
C000220107 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.20%
C000220107 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.80%
C000220107 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	23.90%
C000220107 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.80%
C000220107 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.10%
C000220107 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.60%
C000220107 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	16.20%
C000220107 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	96.80%
C000220107 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000220108 [Member] | Glencore PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000220108 [Member] | Henkel AG And Co KGaA [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220108 [Member] | Eni S p A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000220108 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000220108 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000220108 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000220108 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000220108 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000220108 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220108 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000220108 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000220108 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.00%
C000220108 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	3.90%
C000220108 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.20%
C000220108 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.80%
C000220108 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	23.90%
C000220108 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.80%
C000220108 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.10%
C000220108 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.60%
C000220108 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	16.20%
C000220108 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	96.80%
C000220108 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006843 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
C000006843 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006843 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006843 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006843 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006843 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006843 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000006843 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006843 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006843 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000006843 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006843 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006843 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006843 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006843 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006843 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000006843 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006843 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006843 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.50%
C000006843 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006892 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006892 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006892 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	58.60%
C000006892 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006892 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006892 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006892 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006892 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006892 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006892 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006892 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006892 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006892 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006892 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006892 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006892 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000006892 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006892 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006892 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006892 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006892 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006892 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006892 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006892 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006892 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%
C000006892 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000006892 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006936 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000006936 [Member] | International Stock Funds Portfolio actual allocation [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
C000006936 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006936 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006936 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006936 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000006936 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	27.70%
C000006936 [Member] | International Stock Funds Portfolio target allocation [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000006936 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006936 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000071426 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000071426 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000071426 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000071426 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000071426 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000071426 [Member] | Vale S A ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000071426 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000071426 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000071426 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000071426 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000071426 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000071426 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	14.50%
C000071426 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.10%
C000071426 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	26.40%
C000071426 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.30%
C000071426 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000071426 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	6.90%
C000071426 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	14.80%
C000071426 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.80%
C000071426 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	14.10%
C000071426 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	97.90%
C000071426 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000071431 [Member] | Heineken N V [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000071431 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000071431 [Member] | Amadeus IT Group S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000071431 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000071431 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000071431 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000071431 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000071431 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000071431 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000071431 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000071431 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
C000071431 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	10.20%
C000071431 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.00%
C000071431 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.50%
C000071431 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.20%
C000071431 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.60%
C000071431 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	17.00%
C000071431 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.50%
C000071431 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.30%
C000071431 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.60%
C000071431 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000071431 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000071436 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000071436 [Member] | AIB Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071436 [Member] | CaixaBank S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000071436 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071436 [Member] | Resona Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000071436 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000071436 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071436 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000071436 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000071436 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000071436 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000071436 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.10%
C000071436 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.90%
C000071436 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	10.10%
C000071436 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000071436 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.00%
C000071436 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.30%
C000071436 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	17.40%
C000071436 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.20%
C000071436 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.90%
C000071436 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	97.10%
C000071436 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000142779 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[41]
C000142779 [Member] | Downside Hedge [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)	[41]
C000142779 [Member] | Limited Maturity U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[41]
C000142779 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[41],[42]
C000142779 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%	[43]
C000142779 [Member] | Net Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%	[41]
C000142779 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%	[43]
C000142779 [Member] | Standard And Poors 500 Index Option 4200 00 PUT DEC 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)	[44]
C000142779 [Member] | MFS Institutional International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%	[43]
C000142779 [Member] | Mini Russell 1000 Value Index Future JUN 21 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.30%)	[44]
C000142779 [Member] | Net Equivalent Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%	[41]
C000142779 [Member] | Standard And Poors 500 Index Option 4200 00 PUT SEP 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)	[44]
C000142779 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.30%	[41],[45]
C000142779 [Member] | Standard And Poors Index Option PUT [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)	[41]
C000142779 [Member] | Mini Russell 1000 Growth Future JUN 21 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(20.70%)	[44]
C000142779 [Member] | Standard And Poors 500 Index Option 4700 00 PUT SEP 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[44]
C000142779 [Member] | Mini MSCI EAFE Index Future JUN 21 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.70%)	[44]
C000142779 [Member] | Standard And Poors 500 Index Option 4400 00 PUT DEC 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[44]
C000160022 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000160022 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000160022 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160022 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000160022 [Member] | Alphabet Inc C [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000160022 [Member] | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160022 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000160022 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000160022 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000160022 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160022 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000160022 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160022 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000160022 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000160022 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	44.00%
C000160022 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000160022 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000160022 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000160022 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000160022 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000160022 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000160022 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000160022 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000160033 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160033 [Member] | e l f Beauty Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160033 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160033 [Member] | Skechers USA Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160033 [Member] | Verint Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160033 [Member] | Prestige Consumer Healthcare Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160033 [Member] | SLM Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160033 [Member] | APi Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160033 [Member] | Organon And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160033 [Member] | TaskUs Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160033 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160033 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000160033 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000160033 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160033 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000160033 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000160033 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000160033 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000160033 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000160033 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000160033 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160033 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000160033 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000160040 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160040 [Member] | Eaton Corp PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160040 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000160040 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160040 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160040 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160040 [Member] | Berkshire Hathaway Inc B [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160040 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160040 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000160040 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160040 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000160040 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000160040 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000160040 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000160040 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000160040 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000160040 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160040 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000160040 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000160040 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000160040 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000160040 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000160040 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172715 [Member] | Equitable Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172715 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172715 [Member] | Hartford Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172715 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172715 [Member] | Corebridge Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172715 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172715 [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172715 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172715 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000172715 [Member] | Verisk Analytics Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172715 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000172715 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000172715 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000172715 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000172715 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000172715 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000172715 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000172715 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000172715 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172715 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000172715 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000172715 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000172715 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000220111 [Member] | Glencore PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000220111 [Member] | Henkel AG And Co KGaA [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220111 [Member] | Eni S p A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000220111 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000220111 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000220111 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000220111 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000220111 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000220111 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220111 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000220111 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000220111 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.00%
C000220111 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	3.90%
C000220111 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.20%
C000220111 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.80%
C000220111 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	23.90%
C000220111 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.80%
C000220111 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.10%
C000220111 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.60%
C000220111 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	16.20%
C000220111 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	96.80%
C000220111 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000231058 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
C000231058 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000231058 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000231058 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000231058 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000231058 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000231058 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000231058 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000231058 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000231058 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000231058 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000231058 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000231058 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000231058 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000231058 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000231058 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000231058 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000231058 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000231058 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.50%
C000231058 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000231060 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000231060 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000231060 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	58.60%
C000231060 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000231060 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000231060 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000231060 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000231060 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000231060 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000231060 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000231060 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000231060 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000231060 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000231060 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000231060 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000231060 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000231060 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000231060 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000231060 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000231060 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000231060 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000231060 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000231060 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000231060 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000231060 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%
C000231060 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000231060 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000231061 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000231061 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000231061 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000231061 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000231061 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000231061 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000231061 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000231061 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000231061 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000231061 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000231061 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000231061 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000231061 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000231061 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000231061 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000231061 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000231061 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000231061 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000231061 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000231061 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000231061 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000231061 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000231061 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000231061 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000231061 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000231061 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	50.70%
C000231061 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006852 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000006852 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006852 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006852 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	38.20%
C000006852 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006852 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006852 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006852 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006852 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006852 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006852 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006852 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006852 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006852 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006852 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006852 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000006852 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006852 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006852 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006852 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006852 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006852 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006852 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006852 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006852 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006852 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	39.70%
C000006852 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006852 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006887 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006887 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006887 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	58.60%
C000006887 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006887 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006887 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006887 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006887 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006887 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006887 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006887 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006887 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006887 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006887 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006887 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006887 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000006887 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006887 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006887 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006887 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006887 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006887 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006887 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006887 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006887 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%
C000006887 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000006887 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006888 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006888 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006888 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	58.60%
C000006888 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006888 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006888 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006888 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006888 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006888 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006888 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006888 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006888 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006888 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006888 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006888 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006888 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000006888 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006888 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006888 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006888 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006888 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006888 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006888 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006888 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006888 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%
C000006888 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000006888 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006904 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006904 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006904 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006904 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000006904 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006904 [Member] | Vale S A ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006904 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006904 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006904 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006904 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006904 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000006904 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	14.50%
C000006904 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006904 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	26.40%
C000006904 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006904 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006904 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006904 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	14.80%
C000006904 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006904 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	14.10%
C000006904 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	97.90%
C000006904 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006925 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000006925 [Member] | International Stock Funds Portfolio actual allocation [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
C000006925 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006925 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006925 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006925 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000006925 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	27.70%
C000006925 [Member] | International Stock Funds Portfolio target allocation [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000006925 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006925 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006935 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000006935 [Member] | International Stock Funds Portfolio actual allocation [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
C000006935 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006935 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006935 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006935 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000006935 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	27.70%
C000006935 [Member] | International Stock Funds Portfolio target allocation [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000006935 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006935 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000006940 [Member] | Heineken N V [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006940 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006940 [Member] | Amadeus IT Group S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006940 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006940 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006940 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006940 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006940 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006940 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006940 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006940 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
C000006940 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	10.20%
C000006940 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006940 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.50%
C000006940 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006940 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.60%
C000006940 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	17.00%
C000006940 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.50%
C000006940 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.30%
C000006940 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.60%
C000006940 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000006940 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000071430 [Member] | Heineken N V [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000071430 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000071430 [Member] | Amadeus IT Group S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000071430 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000071430 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000071430 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000071430 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000071430 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000071430 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000071430 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000071430 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
C000071430 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	10.20%
C000071430 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.00%
C000071430 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.50%
C000071430 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.20%
C000071430 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.60%
C000071430 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	17.00%
C000071430 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.50%
C000071430 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.30%
C000071430 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.60%
C000071430 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000071430 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000071432 [Member] | Heineken N V [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000071432 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000071432 [Member] | Amadeus IT Group S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000071432 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000071432 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000071432 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000071432 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000071432 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000071432 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000071432 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000071432 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
C000071432 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	10.20%
C000071432 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.00%
C000071432 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.50%
C000071432 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.20%
C000071432 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.60%
C000071432 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	17.00%
C000071432 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.50%
C000071432 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.30%
C000071432 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.60%
C000071432 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000071432 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160021 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000160021 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000160021 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160021 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000160021 [Member] | Alphabet Inc C [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000160021 [Member] | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160021 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000160021 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000160021 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000160021 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160021 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000160021 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160021 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000160021 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000160021 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	44.00%
C000160021 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000160021 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000160021 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000160021 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000160021 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000160021 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000160021 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000160021 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000160023 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000160023 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000160023 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160023 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000160023 [Member] | Alphabet Inc C [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000160023 [Member] | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160023 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000160023 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000160023 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000160023 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160023 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000160023 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160023 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000160023 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000160023 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	44.00%
C000160023 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000160023 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000160023 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000160023 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000160023 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000160023 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000160023 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000160023 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000160025 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000160025 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000160025 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160025 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000160025 [Member] | Alphabet Inc C [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000160025 [Member] | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160025 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000160025 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000160025 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000160025 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160025 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000160025 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160025 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000160025 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000160025 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	44.00%
C000160025 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000160025 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000160025 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000160025 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000160025 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000160025 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000160025 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000160025 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000160030 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160030 [Member] | e l f Beauty Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160030 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160030 [Member] | Skechers USA Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160030 [Member] | Verint Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160030 [Member] | Prestige Consumer Healthcare Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160030 [Member] | SLM Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160030 [Member] | APi Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160030 [Member] | Organon And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160030 [Member] | TaskUs Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160030 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160030 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000160030 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000160030 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160030 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000160030 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000160030 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000160030 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000160030 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000160030 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000160030 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160030 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000160030 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000160032 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160032 [Member] | e l f Beauty Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160032 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160032 [Member] | Skechers USA Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160032 [Member] | Verint Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160032 [Member] | Prestige Consumer Healthcare Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160032 [Member] | SLM Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160032 [Member] | APi Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160032 [Member] | Organon And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160032 [Member] | TaskUs Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160032 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160032 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000160032 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000160032 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160032 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000160032 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000160032 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000160032 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000160032 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000160032 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000160032 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160032 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000160032 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000172723 [Member] | Equitable Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172723 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172723 [Member] | Hartford Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172723 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172723 [Member] | Corebridge Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172723 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172723 [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172723 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172723 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000172723 [Member] | Verisk Analytics Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172723 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000172723 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000172723 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000172723 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000172723 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000172723 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000172723 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000172723 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000172723 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172723 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000172723 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000172723 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000172723 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000220112 [Member] | Glencore PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000220112 [Member] | Henkel AG And Co KGaA [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220112 [Member] | Eni S p A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000220112 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000220112 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000220112 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000220112 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000220112 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000220112 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220112 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000220112 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000220112 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.00%
C000220112 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	3.90%
C000220112 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.20%
C000220112 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.80%
C000220112 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	23.90%
C000220112 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.80%
C000220112 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.10%
C000220112 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.60%
C000220112 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	16.20%
C000220112 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	96.80%
C000220112 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%

[1]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[2]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[3]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[4]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[5]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[6]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[7]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[8]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[9]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[10]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[11]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[12]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[13]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[14]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[15]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[16]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[17]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[18]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[19]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[20]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[21]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[22]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[23]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[24]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[25]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[26]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[27]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[28]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[29]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[30]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[31]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[32]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[33]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[34]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[35]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[36]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[37]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[38]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[39]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[40]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[41]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[42]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[43]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[44]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[45]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.